Consolidated Statements of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Financial Condition [Abstract]
Securities available for sale; cost	$ 1,065,447	$ 1,091,497
Loans receivable, allowance for loan losses	$ 6,709	$ 6,537
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	30,000,000	30,000,000
Common stock, shares issued	16,278,045	16,278,045
Common stock, shares outstanding	14,666,945	14,600,871
Treasury stock, shares	1,611,100	1,677,174